RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS

NOTE 12 – RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS

Research agreements

In November 2020, Quoin Inc. entered into a Master Service Agreement for an initial term of three years with Therapeutics Inc. for managing preclinical and clinical development for new products in the field of dermatology. The agreement required the execution of individual work orders. Quoin Inc. may terminate any work order for any reason with 90 days written notice subject to costs incurred through termination and a defined termination fee, unless there is a material breach by Therapeutics Inc. A work order was entered into in June 2022 for the first QRX003 clinical study at an expected estimated cost of approximately $4.4 million through 2024. A further work order was entered into in December 2022 for the second QRX003 clinical study at an expected estimated cost of approximately $830,000 through 2024. For the three and nine months ended September 30, 2023 and 2022, the Company incurred a research and development expense under these agreements of approximately $155,000 and $1,113,000, and $423,000 and $904,000 respectively. During the three months ended September 30, 2023, the Company received a credit of approximately $278,000 applied to prior expenses incurred during the period of March 2023 to July 2023.

In November 2021, the Company entered into a commitment with Queensland University of Technology for research related services associated with Netherton Syndrome of approximately $250,000 for an expected period of eighteen months. In May 2022, the Company entered into a commitment with Queensland University of Technology for research related services associated with Scleroderma of approximately $610,000 for an expected period of eighteen months. For the three and nine months ended September 30, 2023 and 2022, the Company incurred research and development costs related to these agreements of approximately $85,000 and $361,000, and $173,000 and $250,000 respectively.

Consulting agreement:

Quoin Inc. entered into a consulting agreement with an Investor Relations (IR) firm, which provided for a monthly fee of $14,000. The agreement had an automatic annual renewal clause and was in effect in November 2017. The Company owed the IR firm $584,000 as of December 31, 2021. Effective March 31, 2022, the Company entered into a settlement agreement with the IR firm reducing the liability to $168,000 and recognized $416,000 as other income in the accompanying consolidated statement of operations. The liability was fully repaid as of April 1, 2023. No expenses were incurred in both the three and nine months ended September 30, 2023 and 2022, respectively.

Performance milestones and Royalties

See Note 9 for asset and in-licensed technology commitments.

NOTE 13 – RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS

Research and consulting agreement

Quoin Inc. entered into a research and consulting agreement (the “Research Agreement”) which commits it to pay the former owner of Polytherapeutics (the “Consultant” or “Seller”) to transfer the technical know-how of Polytherapeutics with respect to (i) good manufacturing practices (“GMP”), clinical and commercial manufacturing of the Company’s PolyDur polymer and (ii) formulation development of products utilizing the Company’s PharmaDur polymer (See Note 10). The agreement required monthly consulting payments of $20,833 beginning on July 31, 2018 and ending February 28, 2021 (the “Post-Closing Period”) for a total of $666,667 over the consulting period. Pursuant to an amendment, the Post-Closing Period was revised to terminate on December 31, 2020.

Through December 31, 2022 and the financial statement issuance date, the Company has not made any payments, the Consultant has not performed any services and the Company has not incurred or accrued for any expenses. See Note 16 for Consultant’s notification of breach of contract.

Other research consulting agreements

Quoin Inc. entered into three consulting agreements with Axella Research LLC (“Axella”) to provide regulatory and pre- clinical/clinical services to the Company with respect to QRX003 and QRX004. The combined fees of the three agreements are approximately $270,000, payable as milestones were met. The Company incurred accrued expenses of approximately $194,000 in relation to Axella consulting agreements as of December 31, 2021. In August 2022, the Company issued 3,682 ADSs to one of Axella’s principals to settle the outstanding liability in full. To date the Company has incurred no research and development expenses in connection with these agreements, as no services have been provided.

In November 2020, Quoin Inc. entered into a Master Service Agreement for an initial term of three years with Therapeutics Inc. for managing preclinical and clinical development for new products in the field of dermatology. The agreement required the execution of individual work orders. Quoin Inc. may terminate any work order for any reason with 90 days written notice subject to costs incurred through termination and a defined termination fee, unless there is a material breach by Therapeutics Inc. A work order was entered into in June 2022 for the first QRX003 clinical study at an expected estimated cost of approximately $4.4 million through 2024. A further work order was entered into in December 2022 for the second QRX003 clinical study at an expected estimated cost of approximately $830,000 through 2024. For the years ended December 31, 2022 and 2021, the Company incurred a research and development expense under these agreements of approximately $1.2 million and $340,000 respectively.

In November 2021, the Company entered into a commitment with Queensland University of Technology for research related services associated with Netherton Syndrome of approximately $250,000 for an expected period of eighteen months. For the years ended December 31, 2022 and 2021, the Company incurred research and development costs related to this agreement of approximately $77,000 and $25,000, respectively.

In May 2022, the Company entered into a commitment with Queensland University of Technology for research related services associated with Scleroderma of approximately $610,000 for an expected period of eighteen months. The Company incurred research and development expenses of approximately $276,000 for the year ended December 31, 2022.

Consulting agreement:

Quoin Inc. entered into a consulting agreement with an Investor Relations (IR) firm, which provides for a monthly fee of $14,000. The agreement had an automatic annual renewal clause and has been in effect since November 2017. The Company owed the IR firm $584,000 as of December 31, 2021, which was included in accrued expenses in the accompanying balance sheet. In March 2022, the Company entered into a settlement agreement with the IR firm reducing the liability to $168,000 and recognized $416,000 as other income in the accompanying consolidated statement of operations. For the years ended December 31, 2022 and 2021, the Company incurred expenses of $112,000 and $70,000, respectively.

Performance milestones and Royalties

See Note 10 for asset and in-licensed technology commitments.

Merger agreement commitment

In consideration for the Share Transfer disclosed in Note 1, the pre-closing Cellect shareholders received a contingent value right (“CVR”) entitling the holders to earnouts during the Payment Period (as such term is defined in the Share Transfer Agreement), comprised mainly of payments upon sale, milestone payments, license fees and exit fees realized by the business spun out of Cellect prior to the Merger.

Cellect entered into a CVR Agreement with Mr. Eyal Leibovitz, in the capacity of Representative for the holders of CVRs, and Computershare Trust Company, N.A., a federally chartered trust company (the “Rights Agent”). Under the terms of the CVR Agreement, the holders of the Cellect ADSs immediately prior to the Merger had the right to receive, through their ownership of CVRs, their pro-rata share of the net Share Transfer consideration, making such holders of CVRs the indirect beneficiaries of the net payments under the Share Transfer. CVRs were recorded in a register administered by the Rights Agent but were not certificated.

Since the Company will not receive any net proceeds from the CVRs, there is no asset or liability recorded in the consolidated financial statements.